Transactions with Related Parties (Details 4) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Transactions with Related Parties [Abstract]
Employee benefits	₪ 3	₪ 4	₪ 2